PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PREPAID EXPENSES
NOTE 4. PREPAID EXPENSES

NOTE 4. PREPAID EXPENSES

Prepaid expenses consist of the following:

	June 30, 2021	December 31, 2020

Consulting service	$-	$111,860
Rent	33,067	-
Insurance	8,555	3,370
Prepaid expenses	$41,622	$115,230

On February 26, 2021, the Company entered into a new lease agreement for its office facility for a 12-month term beginning March 1, 2021.  In addition to monthly base rent of $6,000, the agreement requires the issuance on 16,000 shares of its common stock valued at $49,600, all of which has been issued as of June 30, 2021.

NOTE 4. PREPAID EXPENSES

Prepaid expenses consist of the following:

	December 31, 2020	December 31, 2019
Insurance	$3,370	$-
Consulting services	111,860	7,343
Other prepaid expenses	-	1,711

Prepaid expenses	$115,230	$9,054

During 2020, the Company entered into two consulting agreements for marketing services. The Company has to issue a total of 87,500 of its common shares valued at $142,714 under the terms of the agreements.  As of December 31, 2020, the share value is included in common stock subscriptions payable as the shares had not been issued.  Stock- based compensation expense for the year ended December 31, 2020 includes approximately $33,000 for these service agreements.